Interest in Other Entities (Details) - Detail 13 - USD ($) $ in Thousands				12 Months Ended
	Mar. 28, 2023	Mar. 31, 2022	Oct. 14, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 10, 2022	May 08, 2022	Jan. 31, 2022
Interest in Other Entities (Details) - Detail 13 [Line Items]
Invest an amount						$ 300
Share issued (in Shares)		324,675
Fair value closing amount		$ 400
Share purchased rate	76.25%	19.70%				35.06%
Invested additional amount			$ 250	$ 1,176
Legal cost					$ 631
Laminera Flow Optimization Ltd [Member]
Interest in Other Entities (Details) - Detail 13 [Line Items]
Issued and outstanding shares, percentage						11.18%
Bear annual interest percentage							8.00%
Polyrizon [Member]
Interest in Other Entities (Details) - Detail 13 [Line Items]
Aggregate proceeds amount								$ 90	$ 800
GERD IP Inc [Member]
Interest in Other Entities (Details) - Detail 13 [Line Items]
Net issuance expenses						$ 1,300